Other non-current assets	12 Months Ended
Oct. 31, 2020
Other non-current assets [Abstract]
Other non-current assets
13 Other non-current assets

	October 31, 2020	October 31, 2019
	$m	$m
Employee benefit deposit	17.9	33.4
Long-term rent deposits	5.3	4.9
Long-term prepaid expenses	2.3	4.5
Net investment in finance sub-leases	5.5	-
Other	0.8	1.2
	31.8	44.0

Employee benefit deposits are held in Israel ($12.8 million), Italy ($2.4 million) and the Netherlands ($2.7 million) (2019: Germany $16.4 million, Israel $11.9 million, Italy $2.4 million, and the Netherlands $2.7 million). Employers in Italy and Israel are required by law to maintain funds to satisfy certain employee benefit liabilities, including free time off and compensation for involuntary termination of employment. These investment-based deposits are managed by third parties and the carrying values are marked-to-market based on third party investment reports. In addition, a cash deposit was held in the Netherlands on behalf of certain employees to cover legacy employment subsistence benefits. Certain employee benefit liabilities in Germany and the related benefit deposits were transferred to defined benefit obligations in the year (note 22).